Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expense [Abstract]
Raw materials and consumables	$ 264,359	$ 153,173
Salaries and employee benefits	101,078	68,160
Contractors	130,865	79,355
Repairs and maintenance	60,457	37,908
Site administration	49,206	37,523
Royalties	28,618	23,312
Operating expense, gross	634,583	399,431
Change in inventories	20,221	23,860
Total operating expense	$ 654,804	$ 423,291